Inventories - Schedule of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [line items]
Cost of sales of consumable stores	$ 346.7	$ 346.3	$ 380.7
Non-Current Assets Held for Sale [member]
Disclosure of inventories [line items]
Consumable stores fair value reclassified to assets held for sale		$ 7.8